UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-5037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

TCM GROWTH FUNDS

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund
TCM Small-Mid Cap Growth Fund

March 31, 2014

TCM GROWTH FUNDS

Table of Contents

Letter to Shareholders	2

TCM Small Cap Growth Fund
Performance Discussion	6
Performance	7
Fund Information	8
Schedule of Investments	9

TCM Small-Mid Cap Growth Fund
Performance Discussion	12
Performance	13
Fund Information	14
Schedule of Investments	15
Fund Expense Examples	18

Financial Statements
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Additional Information	34
Privacy Policy	35

   TCM GROWTH FUNDS

May 20, 2014

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Small Cap Fund”) or the TCM Small-Mid Cap Growth Fund (the “SMID Cap Fund”).  This is the semi-annual report to shareholders of the Funds, covering the six months ended March 31, 2014, which is the first half of each Fund’s fiscal year.  The report includes a discussion of the factors that impacted the performance of the Funds for the period, as well as information on Fund expenses and holdings.

Below is a summary of the market environment over the past six months and our current investment outlook.  Following this letter are the discussions on performance and Fund information for the Small Cap Fund and the SMID Cap Fund, which begin on pages 6 and 13, respectively.  The individual Fund discussions are similar because the investment process for each Fund is the same and there is significant overlap in the portfolios.

Market Review and Outlook.  The fourth quarter of 2013 was a great quarter to finish a great year for stocks.  Investors repeatedly shrugged off a variety of negatives and continued to reallocate from bonds to equities throughout 2013.  The Fed had signaled earlier in the year that it intended to taper its quantitative easing program of buying mortgage-backed bonds in order to keep rates low.  Subsequent Fed pronouncements tried to provide a sense that the withdrawal would be measured, would depend on continued signs of economic growth and that, in any event, short term rates would stay low for the foreseeable future.  This massaging of the message was effective and the reaction by investors to the December announcement that the Fed would reduce its bond purchases by $10 billion a month was benign.  The 10-year treasury rate did climb to 3% during the quarter based on improving leading economic indicators.

In what could have been another blow to investor confidence, the quarter started out with Congress unable to agree on legislation to continue the operations of the federal government, shutting down most federal agency activities for the first two weeks of October.  The refusal to pass a budget was not well received by the public and activist members of the Republican Party relented under intense pressure to get the government back up and running.  While the market sold off slightly at the start, investors shrugged off the negative effects of the shutdown and after both sides of the aisle stopped the posturing, continuing resolutions were passed but the finger pointing continued.

While actions by the Fed and Congress were points of uncertainty, the market during the fourth quarter was strong in light of other more powerful forces.  First, although a reduction in the Fed bond purchase program is a tightening of monetary

TCM GROWTH FUNDS

policy, as the economy improves, the Fed is trying to wean the addicted markets without causing significant withdrawals.  Real Gross Domestic Product (“GDP”) growth increased in the fourth quarter to the 3.5% range, consistent with signs of stronger manufacturing activity as the Institute for Supply Management Purchasing Managers Index (PMI) rose from 49.0% in May to 57.3% in November.  The rising trend in PMI is supported by increased capital spending budgets, the crude oil and natural gas renaissance in the United States, stronger consumer spending, stronger exports and increased construction spending.

After a year in which investors repeatedly shrugged off a variety of negatives and continued to reallocate from bonds to equities, it was not surprising that the first quarter of 2014 was marked by increased volatility.  A market driven by expanding profit margins and higher valuations always raises concerns about a pullback.  And with the mixed bag of information flow during the first quarter, that pullback occurred in many stocks as investors took profits and reacted to concerns that future equity returns may be under pressure.  Geopolitical concerns added to the uncertainty as Russia annexed Crimea and threats of sanctions reverberated throughout European markets.  In terms of fiscal and monetary policy developments, while not a strong tailwind, the news was not that bad.  Due to a contraction in the growth rates of expenditures and higher tax receipts (improving economy and higher rates), the federal deficit is declining from previously high levels.  On the monetary policy front, there was a transition in Fed leadership from Bernanke to Yellen and confirmation that steps to taper the current level of quantitative easing are on track.  The market initially reacted negatively to comments by Yellen about the timing of interest rate increases but the hope of a goldilocks outcome, where quantitative easing and abnormally low rates give way to a gradually improving economy, remains intact.  Congress for once gave everyone a break by avoiding another government showdown and passing a bipartisan omnibus spending bill that funded the government until September.

Regarding the economy, data was mixed as much of the country dealt with one of the most severe winters in a long time.  Sorting out whether weaker economic performance was attributable to the weather or other more fundamental underlying factors was one of the challenges during the quarter.  It is likely that weather impacted the first quarter earnings of many companies, particularly in the consumer and industrial sectors, but we would expect to see a corresponding rebound in the second and third quarters as the impact of inclement weather fades and spring blossoms.  The balance sheet of the consumer has continued to improve based on rising home prices, better employment rates, rising wage trends and a strong stock market.  One caveat to this positive trend – many of these factors primarily benefit the higher income households and therefore the disparity between the high income

   TCM GROWTH FUNDS

and low income earners continues to widen.  Household debt relative to disposable income is at a multi-decade low as individuals reduce debt and haven’t borrowed at peak levels seen prior to the 2008 recession.  Although weather issues may impact housing trends and some consumer spending, the long term trends in place for the labor market and housing sector are biased to the positive, which provides a runway for continued upside.  Oil and gas production remains strong and relatively low natural gas and natural gas liquids (NGL’s) prices have helped to support an industrial renaissance in the United States.

The economic indicators from outside the United States are less positive but there are pockets of signs of life.  The European Union is determined to assist with an accommodative monetary policy and central bankers are in the initial phase of implementing some form of quantitative easing to stimulate the Euro-economies and avoid stagflation.  This effort, if undertaken, would provide some backstop to a macro-like disruption in the equity markets driven by weakness in Europe.  And to the extent it is successful, the stimulus would provide some tailwind support to improving export levels by U.S. companies.  Growth rates in emerging markets continue to slow, especially in the countries of Brazil, Russia, India and China, but even nominal growth in the range of 4-6% can be helpful to developed country economies.  China remains a bit of a wildcard with bears and bulls each seeing different outcomes as central planners in China cut back on infrastructure investments and export-oriented spending in hopes of a more consumer led growth period.  But even consensus growth rates of 7.5% in 2014, if realized, are helpful to the world economy.  The days of 10% plus Chinese growth rates and the accompanying commodity fueled rallies are a thing of the past, particularly with wage rate inflation in China and the growing competitive threats from other Asian manufacturing centers (e.g., Vietnam).

There is no shortage of opinions on equity valuations, particularly for small cap growth stocks.  Various valuation metrics for small cap equities are relatively high and the question is whether these valuations are sustainable, i.e., will the pace of the expanding economy justify current valuation levels?  In March and April, the answer was no for the higher flying, higher beta sectors (biotech, SaaS software, internet/social media) that were top performers in 2013.  As we have discussed in the past, investors have to expect some profit taking in these circumstances, which is healthy in the long run.  Current monetary policy remains accommodative but the prospects of higher rates are clearly on the table and the market will anticipate and discount those changes, which will contain, but not necessarily compress, valuations.  Our investment process is a two-pronged approach – first, reaching confidence that a company can deliver the desired revenue and earnings growth over at least a 2-3 year time frame and meet or exceed the financial performance

TCM GROWTH FUNDS

expected by the market, and second, buying and owning the stock at a valuation that we believe is sustainable based on our forecasted range.  With correlations and dispersion of returns at more normal ranges, we believe stock selection based on this process has and can continue to generate superior relative returns.

Thank you for your continued confidence and trust in managing your assets.  Again, please see the following pages for the discussions on the individual Funds.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Funds, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2014, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Funds.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000 Growth Index and the Russell 2500 Growth Index are unmanaged indices representing those Russell 2000 Index companies and Russell 2500 Index companies, respectively, with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.  Beta is a measure of a stock’s risk in relation to the market.  A high beta indicates moderate or high price volatility.  Correlation measures the degree and type of relationship between two or more variables over a period of time.

Mutual fund investing involves risk, principal loss is possible.  The Funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Quasar Distributors, LLC, Distributor (05/14)

   TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

Performance Overview.  The performance of the Small Cap Fund for the following periods was:

			6 Months ended
	4Q 2013	1Q 2014	3/31/2014
Small Cap Fund	10.95%	4.66%	16.13%
Russell 2000® Growth Index	8.17%	0.48%	8.70%
Lipper Small Cap Growth Average	8.22%	0.17%	8.44%

Attribution.  As you can see from the table above, investor enthusiasm waned after the New Year with a variety of factors leading to more subdued returns as investors focused on stretched valuations, mixed economic data, political turmoil in Ukraine, Fed tapering, and continued concerns in emerging markets.  In another shift from 2013 trends, so far in 2014 smaller cap stocks have underperformed larger cap stocks and value has outpaced growth stocks, particularly in the selloff at the end of the first quarter.  For the six month period ended March 31, 2014, the Small Cap Fund outperformed the benchmark based on very strong stock selection, with the best relative contribution coming from the healthcare, industrials, consumer discretionary and financial economic sectors.  The effect of the portfolio’s economic sector allocations was slightly positive, as the positive effect of our overweight to industrials and energy and underweight to consumer discretionary and staples and was mostly offset by the effect of the Fund’s cash position in a period of positive returns.  The top and bottom five contributing stocks to absolute performance for the six month period were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Lannett Company (generic pharmaceuticals)	0.95	0.83
Patrick Industries
(building products and materials)	1.99	0.78
Motorcar Parts of America
(aftermarket automobile parts)	0.92	0.70
H&E Equipment Services
(industrial equipment services)	1.30	0.51
Trex Company (composite deck products)	1.15	0.51

	Average	Contribution
Bottom Five	Weight (%)	to Return (%)
Rally Software Development
(cloud based solutions)	0.78	-0.48
Tangoe (communications management software)	0.25	-0.37
Textura (construction industry software)	0.41	-0.34
ExOne Co. (three dimensional printing)	0.36	-0.34
LKQ Corporation
(auto replacement parts/systems)	1.22	-0.33

TCM SMALL CAP GROWTH FUND

VALUE OF $100,000 VS. RUSSELL 2000® GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2014

				Since Inception
	One Year	Three Year	Five Year	(10/1/2004)
TCM Small Cap Growth Fund	37.37%	14.44%	21.64%	10.96%
Russell 2000® Growth Index	27.19%	13.61%	25.24%	9.82%
Lipper Small Cap Growth Average	26.71%	12.75%	24.69%	9.39%

This chart illustrates the performance of a hypothetical $100,000 investment made on October 1, 2004, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days.  Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

   TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2014 (Unaudited)

Basic Fund Facts
Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Net Assets	$297 million
Total Operating Expenses	0.91%

Top Ten Holdings (% of net assets)
Patrick Industries, Inc.	2.6%	Kate Spade & Co.	1.8%
Dycom Industries, Inc.	2.4%	EMCOR Group, Inc.	1.7%
Amerisafe, Inc.	2.2%	Copart, Inc.	1.7%
Eagle Materials, Inc.	1.9%	Invensense, Inc.	1.7%
Mobile Mini, Inc.	1.8%	US Ecology, Inc.	1.6%

Sector Allocation (% of net assets)

*  Cash equivalents and other assets less liabilities.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 95.8%

Auto Components - 1.8%
70,513	Drew Industries, Inc.	$3,821,804
62,031	Motorcar Parts
	of America, Inc.*	1,648,164
		5,469,968

Beverages - 0.2%
90,433	REEDS, Inc.*	514,564

Biotechnology - 0.7%
23,224	Cepheid*	1,197,894
7,039	Pharmacyclics, Inc.*	705,449
4,366	Versartis, Inc.*	131,198
		2,034,541

Building Products - 4.9%
80,540	American
	Woodmark Corp.*	2,710,976
63,123	Continental Building
	Products, Inc.*	1,189,237
172,735	Patrick Industries, Inc.*	7,657,343
40,711	Trex Company, Inc.*	2,978,417
		14,535,973

Capital Markets - 1.0%
14,295	Affiliated Managers
	Group, Inc.*	2,859,715

Commercial Services & Supplies - 6.2%
140,999	Copart, Inc.*	5,130,954
103,215	Healthcare Services
	Group, Inc.	2,999,428
126,652	Mobile Mini, Inc.	5,491,631
128,837	US Ecology, Inc.	4,782,429
		18,404,442

Communications Equipment - 1.4%
190,058	Ciena Corp.*	4,321,919

Construction & Engineering - 6.5%
227,329	Dycom Industries, Inc.*	7,185,870
110,308	EMCOR Group, Inc.	5,161,311
163,256	KBR, Inc.	4,355,670
63,653	MasTec, Inc.*	2,765,086
		19,467,937

Construction Materials - 1.9%
63,633	Eagle Materials, Inc.	5,641,702

Distributors - 1.0%
108,276	LKQ Corp.*	2,853,073

Diversified Consumer Services - 0.9%
157,215	Lifelock, Inc.*	2,689,949

Diversified Telecommunication Services - 1.2%
334,660	8x8, Inc.*	3,617,675

Electrical Equipment - 1.1%
42,530	Power Solutions
	International, Inc.*	3,196,980

Electronic Equipment,
Instruments & Components - 2.4%
213,340	Invensense, Inc.*	5,049,758
77,030	National Instruments
	Corp.	2,209,991
		7,259,749

Energy Equipment & Services - 2.7%
36,631	Bristow Group, Inc.	2,766,373
18,195	Dril-Quip, Inc.*	2,039,660
176,666	Pioneer Energy
	Services Corp.*	2,287,825
18,439	RigNet, Inc.*	992,571
		8,086,429

Food & Staples Retailing - 1.1%
75,161	Natural Grocers by
	Vitamin Cottage, Inc.*	3,281,529

Food Products - 1.1%
116,756	Whitewave Foods Co.*	3,332,216

Health Care Equipment & Supplies - 3.9%
12,747	Cyberonics, Inc.*	831,742
115,540	Endologix, Inc.*	1,487,000
62,149	Insulet Corp.*	2,947,105
80,072	LDR Holding Corp.*	2,748,872
115,141	Wright Medical
	Group, Inc.*	3,577,431
		11,592,150

Health Care Providers & Services - 6.0%
114,911	Brookdale Senior
	Living, Inc.*	3,850,668

The accompanying notes are an integral part of these financial statements.

   TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 95.8% (Continued)

Health Care Providers & Services - 6.0% (Continued)
70,829	Centene Corp.*	$4,409,105
83,265	ExamWorks Group, Inc.*	2,915,108
49,732	MEDNAX, Inc.*	3,082,389
12,407	MWI Veterinary
	Supply, Inc.*	1,930,777
34,697	Team Health
	Holdings, Inc.*	1,552,691
		17,740,738

Health Care Technology - 0.9%
95,845	Veeva Systems, Inc.*	2,559,062

Hotels, Restaurants & Leisure - 1.1%
82,798	Noodles & Company*	3,268,037

Household Durables - 0.6%
112,660	The Dixie Group, Inc.*	1,849,877

Insurance - 2.2%
150,250	Amerisafe, Inc.	6,597,477

Internet Software & Services - 5.2%
62,068	Cornerstone
	OnDemand, Inc.*	2,971,195
63,917	Dealertrack
	Technologies, Inc.*	3,144,077
17,916	Envestnet, Inc.*	719,865
94,707	Global Eagle
	Entertainment, Inc.*	1,494,476
93,894	Marketo, Inc.*	3,067,517
29,236	OpenTable, Inc.*	2,249,126
47,745	WebMD Health Corp.*	1,976,643
		15,622,899

IT Services - 0.9%
57,322	MAXIMUS, Inc.	2,571,465

Life Science Tools & Services - 1.1%
68,339	ICON Plc.*	3,249,519

Machinery - 4.6%
14,748	Chart Industries, Inc.*	1,173,203
15,635	Middleby Corp.*	4,130,923
284,126	Mueller Water
	Products, Inc.	2,699,197
90,918	Navistar
	International Corp.*	3,079,393
66,447	Woodward, Inc.	2,759,544
		13,842,260

Marine - 1.2%
337,174	Baltic Trading Ltd.	2,127,568
195,619	Paragon Shipping, Inc.*	1,339,990
		3,467,558

Media - 1.5%
247,899	The E.W. Scripps Co.*	4,392,770

Metals & Mining - 2.1%
160,392	Globe Specialty
	Metals, Inc.	3,339,362
173,159	Horsehead
	Holding Corp.*	2,912,534
		6,251,896

Multiline Retail - 1.3%
267,836	Tuesday Morning Corp.*	3,789,879

Oil, Gas & Consumable Fuels - 1.7%
89,516	Matador Resources Co.*	2,192,247
64,783	Rosetta Resources, Inc.*	3,017,592
		5,209,839

Personal Products - 1.3%
106,802	Inter Parfums, Inc.	3,867,300

Pharmaceuticals - 0.5%
97,084	Horizon Pharma, Inc.*	1,467,910

Road & Rail - 3.5%
48,658	Genesee &
	Wyoming, Inc.*	4,735,397
176,310	Quality
	Distribution, Inc.*	2,290,267
129,396	Roadrunner
	Transportation
	Systems, Inc.*	3,265,955
		10,291,619

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 95.8% (Continued)

Semiconductors &
Semiconductor Equipment - 6.7%
169,657	Advanced Energy
	Industries, Inc.*	$4,156,596
80,144	Diodes, Inc.*	2,093,361
355,916	Integrated Device
	Technology, Inc.*	4,352,853
85,293	Monolithic Power
	Systems, Inc.*	3,306,810
157,177	PDF Solutions, Inc.*	2,855,906
83,263	Skyworks Solutions, Inc.*	3,124,028
		19,889,554

Software - 3.8%
65,795	Gigamon, Inc.*	1,999,510
24,731	Imperva, Inc.*	1,377,517
29,561	Interactive Intelligence
	Group, Inc.*	2,143,172
55,500	NICE Systems Ltd. - ADR	2,478,630
44,288	Tableau Software, Inc.*	3,369,431
		11,368,260

Specialty Retail - 5.0%
68,729	Dick’s Sporting
	Goods, Inc.	3,753,291
67,775	Five Below, Inc.*	2,879,082
51,689	Lithia Motors, Inc.	3,435,251
154,740	Marinemax, Inc.*	2,350,500
31,859	Restoration Hardware
	Holdings, Inc.*	2,344,504
		14,762,628

Technology Hardware, Storage
& Peripherals - 0.4%
11,299	Stratasys Ltd.*	1,198,711

Textiles, Apparel & Luxury Goods - 1.8%
143,726	Kate Spade & Co.*	5,330,797

Trading Companies & Distributors - 2.4%
74,429	Beacon Roofing
	Supply, Inc.*	2,877,425
106,751	H&E Equipment
	Services, Inc.*	4,318,078
		7,195,503

TOTAL COMMON STOCKS
	(Cost $226,568,154)	284,946,069

REAL ESTATE
INVESTMENT TRUSTS - 0.4%
39,981	Altisource
	Residential Corp.	1,261,800
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $858,210)		1,261,800

SHORT-TERM INVESTMENTS - 3.1%

Money Market Fund - 3.1%
9,117,682	SEI Daily Income Trust
	Government Fund -
	Class B, 0.020%(1)	9,117,682
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,117,682)		9,117,682

TOTAL INVESTMENTS
IN SECURITIES - 99.3%
(Cost $236,544,046)		295,325,551
Other Assets in
Excess of Liabilities - 0.7%		1,953,407
TOTAL NET ASSETS - 100.0%		$297,278,958

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   TCM SMALL-MID CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

Performance Overview.  The performance of the SMID Cap Fund for the following periods was:

			6 Months ended
	4Q 2013	1Q 2014	3/31/2014
SMID Cap Fund	9.56%	3.51%	13.41%
Russell 2500™ Growth Index	8.49%	1.04%	9.62%

Attribution.  As you can see from the table above, investor enthusiasm waned after the New Year with a variety of factors leading to more subdued returns as investors focused on stretched valuations, mixed economic data, political turmoil in Ukraine, Fed tapering, and continued concerns in emerging markets.  In another shift from 2013 trends, so far in 2014 smaller cap stocks have underperformed larger cap stocks and value has outpaced growth stocks, particularly in the selloff at the end of the first quarter.  For the six month period ended March 31, 2014, the SMID Cap Fund outperformed the benchmark based on very strong stock selection, with the best relative contribution coming from the healthcare, industrials, financials and consumer discretionary economic sectors.  The effect of the portfolio’s economic sector allocations was slightly negative as the positive effect of our overweight to industrials and underweight to consumer discretionary and staples and was offset by the effect of the overweight to energy and technology, underweight to materials, and the fund’s cash position in a period of positive returns.  The top and bottom five contributing stocks to absolute performance for the quarter were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Lannett Company (generic pharmaceuticals)	0.92	0.78
Trex Company (composite deck products)	1.14	0.51
Patrick Industries (building products and materials)	0.63	0.51
Illumina (life science tools)	0.90	0.49
Motorcar Parts of America
(aftermarket automobile parts)	0.53	0.40

	Average	Contribution
Bottom Five	Weight (%)	to Return (%)
Rally Software Development
(cloud based solutions)	0.63	-0.40
Tangoe (communications management software)	0.25	-0.38
ExOne Co. (three dimensional printing)	0.35	-0.33
PDF Solutions (integrated circuits
infrastructure technologies)	0.77	-0.30
Veeva Systems (cloud based software solutions)	0.52	-0.30

TCM SMALL-MID CAP GROWTH FUND

VALUE OF $100,000 VS. RUSSELL 2500™ GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2014

				Since Inception
	One Year	Three Year	Five Year	(6/29/2007)
TCM Small-Mid Cap Growth Fund	29.10%	10.88%	20.46%	5.03%
Russell 2500 Growth™ Index	26.66%	13.93%	25.82%	8.26%

This chart illustrates the performance of a hypothetical $100,000 investment made on June 29, 2007, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposes a 1% redemption fee on shares held for less than 60 days.  Performance does not reflect the redemption fee.  If reflected, total returns would be reduced.

   TCM SMALL-MID CAP GROWTH FUND

FUND INFORMATION at March 31, 2014 (Unaudited)

Basic Fund Facts
Ticker Symbol	TCMMX
Inception Date	6/29/07
Total Net Assets	$49 million
Total Operating Expenses	0.95%

Top Ten Holdings (% of net assets)
Dycom Industries, Inc.	2.4%	Invensense, Inc.	1.7%
Quanta Services, Inc.	1.9%	Copart, Inc.	1.7%
Eagle Materials, Inc.	1.9%	Lam Research Corp.	1.6%
Mobile Mini, Inc.	1.8%	US Ecology, Inc.	1.6%
Kate Spade & Co.	1.8%	Genesee & Wyoming, Inc.	1.6%

Sector Allocation (% of net assets)

*	Cash equivalents and other assets less liabilities.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 95.7%

Auto Components - 1.8%
11,712	Drew Industries, Inc.	$634,790
10,277	Motorcar Parts of
	America, Inc.*	273,060
		907,850

Biotechnology - 1.4%
3,836	Cepheid*	197,861
2,751	Medivation, Inc.*	177,082
2,712	Pharmacyclics, Inc.*	271,797
725	Versartis, Inc.*	21,786
		668,526

Building Products - 3.7%
13,099	American
	Woodmark Corp.*	440,912
10,389	Continental Building
	Products, Inc.*	195,729
15,974	Patrick Industries, Inc.*	708,128
6,715	Trex Company, Inc.*	491,269
		1,836,038

Capital Markets - 0.9%
2,342	Affiliated Managers
	Group, Inc.*	468,517

Commercial Services & Supplies - 7.3%
22,733	Copart, Inc.*	827,254
16,895	Healthcare Services
	Group, Inc.	490,969
20,961	Mobile Mini, Inc.	908,869
21,611	US Ecology, Inc.	802,200
13,594	Waste Connections, Inc.	596,233
		3,625,525

Communications Equipment - 2.4%
31,350	Ciena Corp.*	712,899
4,424	F5 Networks, Inc.*	471,731
		1,184,630

Construction & Engineering - 7.7%
37,493	Dycom Industries, Inc.*	1,185,154
10,729	EMCOR Group, Inc.	502,010
27,128	KBR, Inc.	723,775
10,293	MasTec, Inc.*	447,128
26,019	Quanta Services, Inc.*	960,101
		3,818,168

Construction Materials - 1.9%
10,493	Eagle Materials, Inc.	930,309

Distributors - 1.5%
27,568	LKQ Corp.*	726,417

Diversified Consumer Services - 0.9%
25,718	Lifelock, Inc.*	440,035

Diversified Telecommunication Services - 1.2%
54,915	8x8, Inc.*	593,631

Electrical Equipment - 2.6%
14,772	AMTEK, Inc.	760,610
7,075	Power Solutions
	International, Inc.*	531,828
		1,292,438

Electronic Equipment,
Instruments & Components - 2.4%
35,191	Invensense, Inc.*	832,971
12,709	National
	Instruments Corp.	364,621
		1,197,592

Energy Equipment & Services - 3.3%
6,002	Bristow Group, Inc.	453,271
2,881	Dril-Quip, Inc.*	322,960
6,693	Oceaneering
	International, Inc.	480,959
29,183	Pioneer Energy
	Services Corp.*	377,920
		1,635,110

Food & Staples Retailing - 0.6%
6,308	Natural Grocers by
	Vitamin Cottage, Inc.*	275,407

Food Products - 1.1%
19,129	Whitewave Foods Co.*	545,942

Health Care Equipment & Supplies - 3.8%
18,908	Endologix, Inc.*	243,346
10,349	Insulet Corp.*	490,750

The accompanying notes are an integral part of these financial statements.

   TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 95.7% (Continued)

Health Care Equipment &
Supplies - 3.8% (Continued)
8,520	Sirona Dental
	Systems, Inc.*	$636,188
15,881	Wright Medical
	Group, Inc.*	493,423
		1,863,707

Health Care Providers & Services - 7.8%
18,797	Brookdale Senior
	Living, Inc.*	629,887
9,472	Catamaran Corp.*	423,967
11,491	Centene Corp.*	715,315
15,399	Envision Healthcare
	Holdings, Inc.*	520,948
4,070	Henry Schein, Inc.*	485,836
8,185	MEDNAX, Inc.*	507,306
2,058	MWI Veterinary Supply, Inc.*	320,266
5,720	Team Health Holdings, Inc.*	255,970
		3,859,495

Health Care Technology - 0.9%
15,921	Veeva Systems, Inc.*	425,091

Hotels, Restaurants & Leisure - 1.1%
13,813	Noodles & Company*	545,199

Internet Software & Services - 4.4%
10,308	Cornerstone
	OnDemand, Inc.*	493,444
10,633	Dealertrack
	Technologies, Inc.*	523,037
1,740	Envestnet, Inc.*	69,913
11,753	Marketo, Inc.*	383,971
4,854	OpenTable, Inc.*	373,418
7,921	WebMD Health Corp.*	327,929
		2,171,712

IT Services - 0.1%
1,353	MAXIMUS, Inc.	60,695

Life Science Tools & Services - 1.8%
11,103	ICON Plc.*	527,948
2,488	Illumina, Inc.*	369,866
		897,814

Machinery - 4.5%
2,441	Chart Industries, Inc.*	194,182
2,557	Middleby Corp.*	675,585
14,919	Navistar
	International Corp.*	505,307
5,269	Westinghouse Air
	Brake Technologies Corp.	408,347
10,782	Woodward, Inc.	447,776
		2,231,197

Marine - 0.7%
55,948	Baltic Trading Ltd.	353,032

Media - 1.4%
40,154	The E.W. Scripps
	Company*	711,529

Metals & Mining - 2.1%
26,606	Globe Specialty
	Metals, Inc.	553,937
28,556	Horsehead
	Holding Corp.*	480,312
		1,034,249

Multiline Retail - 1.3%
44,111	Tuesday Morning Corp.*	624,171

Oil, Gas & Consumable Fuels - 1.4%
5,568	Cheniere Energy, Inc.*	308,189
14,637	Matador Resources Co.*	358,460
		666,649

Personal Products - 1.3%
17,362	Inter Parfums, Inc.	628,678

Real Estate Management &
Development - 1.5%
6,188	Jones Lang Lasalle, Inc.	733,278

Road & Rail - 1.6%
7,975	Genesee &
	Wyoming, Inc.*	776,127

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 95.7% (Continued)

Semiconductors &
Semiconductor Equipment - 5.8%
58,672	Integrated Device
	Technology, Inc.*	$717,558
14,751	Lam Research Corp.*	811,305
9,979	Monolithic Power
	Systems, Inc.*	386,886
25,830	PDF Solutions, Inc.*	469,331
12,357	Skyworks Solutions, Inc.*	463,635
		2,848,715

Software - 5.2%
14,528	Fortinet, Inc.*	320,052
10,852	Gigamon, Inc.*	329,792
4,093	Imperva, Inc.*	227,980
4,876	Interactive Intelligence
	Group, Inc.*	353,510
9,106	NICE Systems Ltd. - ADR	406,674
7,356	Tableau Software, Inc.*	559,644
4,225	Workday, Inc.*	386,292
		2,583,944

Specialty Retail - 5.2%
11,370	Dick’s Sporting Goods, Inc.	620,916
11,256	Five Below, Inc.*	478,155
8,387	Lithia Motors, Inc.	557,400
5,299	Restoration Hardware
	Holdings, Inc.*	389,953
14,881	Urban Outfitters, Inc.*	542,710
		2,589,134

Technology Hardware, Storage
& Peripherals - 0.4%
1,880	Stratasys Ltd.*	199,449

Textiles, Apparel & Luxury Goods - 1.8%
23,725	Kate Spade & Co.*	879,960

Trading Companies & Distributors - 0.9%
12,092	Beacon Roofing
	Supply, Inc.*	467,477

TOTAL COMMON STOCKS
(Cost $38,152,776)		47,297,437

REAL ESTATE
INVESTMENT TRUSTS - 0.4%
6,562	Altisource
	Residential Corp.	207,097

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $140,026)		207,097

SHORT-TERM INVESTMENTS - 3.4%

Money Market Fund - 3.4%
1,651,005	SEI Daily Income Trust
	Government Fund -
	Class B, 0.020%(1)	1,651,005

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,651,005)		1,651,005

TOTAL INVESTMENTS
IN SECURITIES - 99.5%
(Cost $39,943,807)		49,155,539
Other Assets in
Excess of Liabilities - 0.5%		261,718
TOTAL NET ASSETS - 100.0%		$49,417,257

*	Non-income producing security.
ADR	American Depositary Receipt
(1)	Seven-day yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

   TCM GROWTH FUNDS

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/01/13 - 3/31/14).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 60 days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be

TCM GROWTH FUNDS

EXPENSE EXAMPLES For the Six Months Ended March 31, 2014 (Unaudited) (Continued)

used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

TCM Small Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/01/13	3/31/14	10/01/13 – 3/31/14*
Actual	$1,000.00	$1,161.30	$4.90
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.39	$4.58

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.91% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

TCM Small-Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/01/13	3/31/14	10/01/13 – 3/31/14**
Actual	$1,000.00	$1,134.10	$5.05
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.19	$4.78

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting expense reimbursements in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

   TCM GROWTH FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2014 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
ASSETS
Investments in securities, at value (cost $236,544,046
and $39,943,807, respectively) (Note 2)	$295,325,551	$49,155,539
Receivables:
Investment securities sold	5,977,023	889,370
Fund shares sold	1,136,140	52,983
Dividends and interest	25,997	4,274
Prepaid expenses	20,569	20,699
Total assets	302,485,280	50,122,865

LIABILITIES
Payables:
Fund shares redeemed	1,222,440	—
Investment securities purchased	3,714,580	633,022
Investment advisory fees, net	206,494	18,936
Administration fees	21,097	14,818
Fund accounting fees	8,015	8,044
Custody fees	3,488	8,397
Transfer agent fees	5,136	3,113
Trustee fees	2,784	1,068
Chief Compliance Officer fees	2,329	1,684
Other accrued expenses	19,959	16,526
Total liabilities	5,206,322	705,608
NET ASSETS	$297,278,958	$49,417,257
Net Asset Value (unlimited shares authorized):
Net assets	$297,278,958	$49,417,257
Shares of beneficial interest issued and outstanding	8,228,871	2,944,289
Net asset value, offering and redemption price per share	$36.13	$16.78

COMPONENTS OF NET ASSETS
Paid-in capital	$205,000,479	$34,327,812
Accumulated net investment loss	(507,792)	(378,706)
Accumulated net realized gain on investments	34,004,766	6,256,419
Net unrealized appreciation of investments	58,781,505	9,211,732
Net assets	$297,278,958	$49,417,257

The accompanying notes are an integral part of these financial statements.

TCM GROWTH FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2014 (Unaudited)

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
INVESTMENT INCOME
Income
Dividends (net of $4,606 and $922 of
foreign withholding tax, respectively)	$769,783	$114,126
Interest	814	98
Total investment income	770,597	114,224

EXPENSES (Note 3)
Investment advisory fees	1,128,556	192,752
Administration fees	57,779	26,431
Fund accounting fees	19,703	17,313
Custody fees	14,525	18,664
Audit fees	13,392	9,263
Transfer agent fees	12,752	6,787
Registration fees	10,872	11,201
Miscellaneous expenses	5,079	3,470
Chief Compliance Officer fees	4,939	3,574
Trustee fees	4,596	2,993
Reports to shareholders	2,648	2,180
Legal fees	2,473	2,417
Insurance expenses	1,075	1,170
Interest expense	—	783
Total expenses	1,278,389	298,998
Less: fees waived	—	(70,105)
Net expenses	1,278,389	228,893
Net investment loss	(507,792)	(114,669)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	45,670,688	10,161,218
Change in unrealized depreciation of investments	(3,497,659)	(3,930,348)
Net realized and unrealized
gain on investments	42,173,029	6,230,870
Net increase in net assets
resulting from operations	$41,665,237	$6,116,201

The accompanying notes are an integral part of these financial statements.

   TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(507,792)	$(870,492)
Net realized gain on investments	45,670,688	51,767,393
Change in unrealized
appreciation (depreciation) of investments	(3,497,659)	19,796,094
Net increase in net assets
resulting from operations	41,665,237	70,692,995

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(59,228,776)	(5,178,391)
Total distributions to shareholders	(59,228,776)	(5,178,391)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares(1)	57,036,328	(37,000,823)
Total increase in net assets	39,472,789	28,513,781

NET ASSETS
Beginning of period/year	257,806,169	229,292,388
End of period/year	$297,278,958	$257,806,169
Accumulated net investment loss	$(507,792)	$—

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Value	Shares	Value
Shares sold	773,710	$28,800,685	1,174,512	$38,673,199
Shares issued in
reinvested
of distributions	1,765,867	58,962,302	180,691	5,156,929
Shares redeemed(2)	(857,559)	(30,726,659)	(2,523,735)	(80,830,951)
Net increase (decrease)	1,682,018	$57,036,328	(1,168,532)	$(37,000,823)

(2)	Net of redemption fees of $51 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(114,669)	$(114,332)
Net realized gain on investments	10,161,218	26,981,725
Net realized gain on redemption-in-kind	—	30,264,661
Change in unrealized
depreciation of investments	(3,930,348)	(28,113,421)
Net increase in net assets
resulting from operations	6,116,201	29,018,633

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(149,098)
From net realized gain	(14,867,825)	(23,400,391)
Total distributions to shareholders	(14,867,825)	(23,549,489)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares(1)	1,780,964	(217,170,669)
Total decrease in net assets	(6,970,660)	(211,701,525)

NET ASSETS
Beginning of period/year	56,387,917	268,089,442
End of period/year	$49,417,257	$56,387,917
Accumulated net investment loss	$(378,706)	$(264,037)

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Value	Shares	Value
Shares sold	178,306	$3,184,493	577,233	$10,702,255
Shares issued in
reinvested
of distributions	948,522	14,844,369	1,381,669	23,543,635
Shares redeemed(2)	(778,261)	(16,247,898)	(13,446,242)	(251,416,559)
Net increase (decrease)	348,567	$1,780,964	(11,487,340)	$(217,170,669)

(2)	Net of redemption fees of $0 and $475, respectively.

The accompanying notes are an integral part of these financial statements.

   TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period/year	$39.38		$29.72	$23.03	$24.71	$22.56	$25.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.07)		(0.12)	(0.10)	(0.17)	(0.15)	(0.10)
Net realized and unrealized
gain (loss) on investments	5.69		10.48	6.79	(1.51)	2.30	(2.92)
Total from investment
operations	5.62		10.36	6.69	(1.68)	2.15	(3.02)

LESS DISTRIBUTIONS:
From net realized gain	(8.87)		(0.70)	—	—	—	—
Total distributions	(8.87)		(0.70)	—	—	—	—
Paid-in capital from
redemption fees (Note 2)	—	*	—	— *	— *	— *	— *
Net asset value,
end of period/year	$36.13		$39.38	$29.72	$23.03	$24.71	$22.56
Total return	16.13	%+	35.77%	29.05%	(6.80)%	9.53%	(11.81)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$297.3		$257.8	$229.3	$380.5	$491.1	$468.7
Portfolio turnover rate	88	%+	137%	102%	91%	110%	123%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.91	%^	0.93%	0.94%	0.91%	0.92%	0.94%
After fees waived/recouped	0.91	%^	0.93%	0.94%	0.91%	0.92%	0.94%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.36	)%^	(0.38)%	(0.34)%	(0.54)%	(0.62)%	(0.58)%
After fees waived/recouped	(0.36	)%^	(0.38)%	(0.34)%	(0.54)%	(0.62)%	(0.58)%

*	Less than $0.01 per share.
(1)	Calculated using the average shares outstanding method.
^	Annualized.
+	Not Annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL-MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2014		Year Ended September 30,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period/year	$21.72		$19.04	$15.42	$16.05	$14.42	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)		(0.01)	(0.11)	(0.10)	(0.05)	(0.04)
Net realized and unrealized
gain (loss) on investments	2.41		4.51	4.05	(0.53)	1.68	(1.27)
Total from investment
operations	2.37		4.50	3.94	(0.63)	1.63	(1.31)

LESS DISTRIBUTIONS:
From net investment loss	—		(0.01)	—	—	—	—
From net realized gain	(7.31)		(1.81)	(0.32)	—	—	—
Total distributions	(7.31)		(1.82)	(0.32)	—	—	—
Paid-in capital from
redemption fees (Note 2)	—		— *	— *	— *	— *	— *
Net asset value,
end of period/year	$16.78		$21.72	$19.04	$15.42	$16.05	$14.42
Total return	13.41	%+	26.29%	25.75%	(3.93)%	11.30%	(8.33)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$49.4		$56.4	$268.1	$274.2	$235.0	$82.4
Portfolio turnover rate	85	%+	108%	94%	114%	121%	137%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	1.24	%^	0.97%	0.94%	0.92%	0.97%	1.15%
After fees waived/recouped	0.95	%^	0.95%	0.95%	0.95%	0.95%	0.95%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.77	)%^	(0.09)%	(0.58)%	(0.53)%	(0.50)%	(0.67)%
After fees waived/recouped	(0.48	)%^	(0.07)%	(0.59)%	(0.56)%	(0.48)%	(0.47)%

*	Less than $0.01 per share.
(1)	Calculated using the average shares outstanding method.
^	Annualized.
+	Not Annualized.

The accompanying notes are an integral part of these financial statements.

   TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund  (collectively the “Funds”) are each diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended  (the “1940 Act”), as an open-end investment management company.  The Funds commenced operations on October 1, 2004 and June 29, 2007, respectively.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

      TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2014.  See the Schedules of Investments for industry breakouts.

TCM Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$284,946,069	$—	$—	$284,946,069
Real Estate
Investment Trusts	1,261,800	—	—	1,261,800
Short-Term Investments	9,117,682	—	—	9,117,682
Total Investments
in Securities	$295,325,551	$—	$—	$295,325,551

TCM Small-Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$47,297,437	$—	$—	$47,297,437
Real Estate
Investment Trusts	207,097	—	—	207,097
Short-Term Investments	1,651,005	—	—	1,651,005
Total Investments
in Securities	$49,155,539	$—	$—	$49,155,539

It is the Funds’ policy to recognize transfers between levels at the end of each Funds’ reporting period.

There were no transfers made into or out of Level 1, 2, or 3 during the six months ended March 31, 2014.

B.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

At September 30, 2013, the Funds deferred, on a tax basis, post-December late year losses, which will be recognized in the following year:

TCM Small Cap Growth Fund	—
TCM Small-Mid Cap Growth Fund	$264,037

As of September 30, 2013, there were no Capital Loss Carryovers for the Funds.

As of March 31, 2014, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts.  However, as of March 31, 2014, neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest

      TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ NAV per share.   The Funds charge a 1.00% redemption fee on shares held less than 60 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  Both Funds will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

I.
Recent Accounting Pronouncement.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated ASU 2013-01 and determined there is no impact to the Funds.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc., (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Funds.   For the six months ended March 31, 2014, the TCM Small Cap Growth

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

Fund and the TCM Small-Mid Cap Growth Fund incurred $1,128,556 and $192,752 in advisory fees, respectively.

The Advisor has contractually agreed to limit each Fund’s annual ratio of expenses to 0.95% of each Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended March 31, 2014, the Advisor waived $70,105 in fees from the TCM Small-Mid Cap Growth Fund.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund that may be reimbursed was $0 and $106,579, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

TCM Small-Mid Cap Growth Fund
Year of Expiration	Amount
September 30, 2016	$36,474
September 30, 2017	$70,105

Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees’ review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund.  Fees paid by each Fund for Administration and Chief Compliance Officer Services for the six months ended March 31, 2014, are disclosed in the Statements of Operations.

      TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended March 31, 2014, were as follows:

	Purchases	Sales or Maturity
	at Cost	Proceeds
TCM Small Cap Growth Fund	$241,162,342	$246,934,133
TCM Small-Mid Cap Growth Fund	40,766,698	54,037,180

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2014 (estimated) and the year ended September 30, 2013 were as follows:

	March 31,	September 30,
	2014	2013
TCM Small Cap Growth Fund
From net investment income	$19,586,851	$—
Long-term Capital Gain	$39,641,925	$5,178,391
TCM Small-Mid Cap Growth Fund
From net investment income	$3,617,639	$3,324,084
Long-term Capital Gain	$11,250,186	$20,225,405

TCM GROWTH FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2014 (Unaudited) (Continued)

As of September 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	TCM Small Cap	TCM Small-Mid
	Growth Fund	Cap Growth Fund
Cost of investments (a)	$204,675,914	$44,097,448
Gross unrealized appreciation	63,865,558	13,535,275
Gross unrealized depreciation	(2,310,441)	(536,835)
Net unrealized appreciation	61,555,117	12,998,440
Undistributed ordinary income	16,839,816	2,353,307
Undistributed long-term capital gain	31,447,085	8,753,359
Total distributable earnings	48,286,901	11,106,666
Net unrealized appreciation on	—	—
foreign currency transactions
Capital loss carryover	—	—
Post-October capital loss	—	(264,037)
Post-October currency loss	—	—
Total accumulated gains	$109,842,018	$23,841,069

(a)	At September 30, 2013, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds a credit facility to be used for temporary or extraordinary purposes related to Fund redemptions.  During the six months ended March 31, 2014, the TCM Small-Mid Cap Growth Fund drew on the line of credit.  There were no loan payable balances in either fund at March 31, 2014.  For the six months ended March 31, 2014, the average interest rate on the outstanding balance for each Fund was 3.25% and the interest expense for the TCM Small-Mid Cap Growth Fund was $783.  During the six months ended March 31, 2014, the average daily balances for the TCM Small-Mid Cap Growth Fund was $138,588.  The maximum amounts available for the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund were $20 million and $6 million, respectively.

      TCM GROWTH FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (800) 536-3230.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Funds’ website at www.tyghcap.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent year ending June 30 is available without charge, upon request, by calling (800) 536-3230 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call the transfer agent toll free at (800) 536-3230 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 536-3230.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.tyghcap.com.

TCM GROWTH FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Tygh Capital Management, Inc.
1211 SWFifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

TCM Small-Mid Cap Growth Fund
Symbol – TCMMX
CUSIP – 742935323

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date    5/30/2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date    5/30/2014

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer

Date    5/29/2014

* Print the name and title of each signing officer under his or her signature.